UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-02201

Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

113 King Street

Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code:         914-273-4545

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	June 30, 2014

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (85.59%)
AUTOMOTIVE (0.94%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa3/BBB-	$1,000	$1,472,912
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BBB-	500	705,335

			2,178,247

CHEMICALS (2.85%)
Braskem Finance, Ltd., Co Gty., 5.375%, 05/02/22, 144A	Baa3/BBB-	750	761,250
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	642,634
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	459,033
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	A3/A-	500	534,899
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	A3/A-	1,500	1,725,765
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,461,188

			6,584,769

DIVERSIFIED FINANCIAL SERVICES (15.64%)
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18, 144A	Baa3/NA	1,000	1,084,900
Ally Financial, Inc., Co. Gty., 7.50%, 09/15/20	B1/BB	315	379,575
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa2/A-	190	218,582
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	500	584,979
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	444,884
Chase Capital II, Ltd. Gtd., Series B, 0.725%, 02/01/27(b),(c)	Baa2/BBB	70	61,180
Citigroup, Inc., Sr. Unsec. Notes, 8.50%, 05/22/19	Baa2/A-	595	760,524
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa2/A-	125	187,622
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB+	1,200	1,251,658
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NA/A-	500	596,356
Deutsche Bank AG, Sub. Notes, 4.296%, 05/24/28(b),(c)	Baa3/BBB	1,750	1,715,210
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	257,454
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,791,934
General Electric Capital Corp., Jr. Sub. Notes, Series A, 7.125%, 06/15/22(b),(d)	Baa1/AA-	3,500	4,130,700
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	1,000	1,343,278
HSBC Capital Funding LP, Bank Gtd., 10.176%, 06/30/30, 144A(b),(d)	Baa2/BBB+	2,180	3,253,650
HSBC USA Capital Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(c)	NA/BBB+	2,500	2,534,450
ING Bank NV, Sub. Notes, 4.125%, 11/21/23(b),(c)	Baa2/BBB+	2,500	2,571,875
JPMorgan Chase & Co., Jr. Sub., 7.90%, 04/30/18(b),(d)	Ba1/BBB	2,000	2,235,000
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	A3/A	175	191,211
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	A3/A	105	113,698
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/15/19(b),(d)	Ba3/BB+	2,200	2,240,128
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	Baa2/A-	300	341,905
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A	Baa1/BBB+	100	101,480
UBS AG Stamford CT, Sub. Notes, 7.625%, 08/17/22	NR/BBB	2,000	2,408,144
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 08/22/14(b),(d)	Baa3/BBB+	3,500	3,395,000

			36,195,377

ENERGY (16.58%)
APT Pipelines, Ltd., Co. Gty., 3.875%, 10/11/22, 144A	Baa2/BBB	2,000	2,003,984
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	Baa1/BBB	3,250	3,595,312
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A1/A	850	1,162,303
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17, 144A(c)	B1/BB-	956	1,013,360
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,133,761
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43, 144A(b),(c)	Baa3/BB	1,940	1,843,000
El Paso LLC, Sr. Sec. Notes, 8.05%, 10/15/30	Ba2/BB	1,000	1,090,000
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa2/BBB-	1,000	1,141,400
EQT Corp., Sr. Unsec. Notes, 4.875%, 11/15/21	Baa3/BBB	1,455	1,590,188

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
ENERGY (Continued)
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	$110	$139,951
Gibson Energy, Inc., Sr. Unsec. Notes, 6.75%, 07/15/21, 144A(c)	Ba3/BB	1,350	1,461,375
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(c)	NA/BBB-	1,000	1,070,625
KazMunayGas National Co., Sr. Unsec. Notes, 11.75%, 01/23/15, 144A	Baa3/BBB-	500	527,815
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A	Baa3/BBB-	500	556,750
Linn Energy LLC/Linn Energy Finance Corp., Co. Gty., 6.25%, 11/01/19, 144A(c)	B1/B+	500	523,750
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Baa2/BBB-	1,000	1,081,250
Motiva Enterprises LLC, Sr. Unsec. Notes, 5.75%, 01/15/20, 144A	A2/BBB+	64	72,742
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/BBB+	124	162,734
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19	Baa2/BBB	625	805,786
Oil India, Ltd., Sr. Unsec. Notes, 5.375%, 04/17/24	Baa2/NA	1,800	1,882,998
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	A3/BBB+	250	309,750
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	A3/BBB+	750	858,000
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19, 144A	Baa3/BBB-	500	628,750
Pride International, Inc., Co. Gty., 8.50%, 06/15/19	Baa1/BBB+	500	637,062
Pride International, Inc., Co. Gty., 6.875%, 08/15/20	Baa1/BBB+	500	607,572
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22, 144A	Baa2/BBB+	1,250	1,349,699
SEACOR Holdings, Inc., Sr. Unsec. Notes, 7.375%, 10/01/19	Ba3/BB-	1,000	1,120,000
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA	1,000	1,111,406
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Baa3/BBB-	500	604,918
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,365,672
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	846,542
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40	Baa3/BBB-	2,000	2,453,950
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,526,295
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32	Baa3/BB+	81	105,605

			38,384,305

FOOD AND BEVERAGE (0.26%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A2/A	325	401,516
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A2/A	27	41,315
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19	Baa2/BBB-	125	157,078

			599,909

HEALTHCARE (0.68%)
Endo Financial LLC & Endo Finco, Inc., Co. Gty., 5.375%, 01/15/23, 144A	B1/B+	750	749,062
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+	750	819,375

			1,568,437

INDUSTRIAL (3.73%)
ADT Corp., Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	1,000	1,060,000
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Ba1/BBB-	640	723,044
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Ba1/BBB-	244	247,184
ArcelorMittal, Sr. Unsec. Notes, 6.75%, 02/25/22	Ba1/BB+	1,200	1,344,000
ArcelorMittal, Sr. Unsec. Notes, 7.50%, 10/15/39	Ba1/BB+	405	445,500
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	560,123
Meccanica Holdings USA, Inc., Co. Gty., 6.25%, 07/15/19, 144A	Ba1/BB+	129	143,513
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	654,758
Samarco Mineracao SA, Sr. Unsec. Notes, 5.75%, 10/24/23, 144A	NA/BBB-	2,200	2,309,340
Waste Management, Inc., Co. Gty., 7.125%, 12/15/17	Baa2/A-	500	587,539
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	569,505

			8,644,506

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
INSURANCE (8.32%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	$1,800	$2,335,239
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/67(b),(c)	Baa1/BBB	2,200	2,398,000
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB	2,500	3,443,750
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	149,809
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67, 144A(b),(c)	Baa3/BB	500	530,000
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB	1,000	1,527,500
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB-	250	314,740
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/67(b),(c)	Baa3/BBB	500	505,625
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	796,287
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(c)	Baa2/BBB	500	710,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(c)	Baa2/BBB	1,000	1,588,750
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	334,618
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	138,225
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42(b),(c)	Baa2/BBB+	2,500	2,715,625
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa2/BBB+	1,000	1,226,300
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR	500	535,000

			19,249,468

MEDIA (9.16%)
CBS Corp., Co. Gty., 8.875%, 05/15/19	Baa2/BBB	350	453,740
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,695,462
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,784,616
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	622,779
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	194,131
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,434,450
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	1,040,000
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/NA	100	110,000
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,845,754
Numericable Group SA, Sr. Sec. Notes, 6.00%, 05/15/22, 144A(c)	Ba3/B+	530	551,200
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(c)	Ba3/B+	1,780	1,857,875
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	1,995,291
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	4,155,759
VTR Finance BV, 6.875%, 01/15/24, 144A	B1/B+	1,365	1,465,652

			21,206,709

MINING (3.50%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa2/BBB	500	643,646
Coeur d’Alene Mines Corp., Co. Gty., 7.875%, 02/01/21(c)	B3/B+	750	753,750
FMG Resources August 2006 Property Ltd., Co. Gty., 6.875%, 04/01/22, 144A(c)	Ba2/BB-	1,200	1,287,000
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB	250	341,170
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21, 144A	Baa3/BBB-	1,500	1,466,213
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	111,439
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(c)	Baa2/BBB	1,000	1,057,354
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(c)	Baa2/BBB	1,415	1,362,751
Xstrata Canada Financial Corp., Co. Gty., 4.95%, 11/15/21, 144A	Baa2/BBB	1,000	1,078,844

			8,102,167

PAPER (2.05%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22(c)	Baa3/BBB-	1,085	1,121,406
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba2/BB+	2,000	2,300,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa3/BBB	1,000	1,313,214

			4,734,620

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
REAL ESTATE INVESTMENT TRUST (REIT) (2.21%)
BioMed Realty LP, Co. Gty., 6.125%, 04/15/20(c)	Baa3/BBB	$350	$403,471
Duke Realty LP, Co. Gty., 6.50%, 01/15/18	Baa2/BBB	500	571,660
Duke Realty LP, Co. Gty., 8.25%, 08/15/19	Baa2/BBB	500	628,840
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,215,975
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(c)	Baa2/BBB	1,500	1,682,406
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A	A2/NR	500	623,171

			5,125,523

TECHNOLOGY (0.30%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/A-	60	72,290
NCR Escrow Corp., Sr. Unsec. Notes, 5.875%, 12/15/21, 144A(c)	Ba3/BB	580	611,900

			684,190

TELECOMMUNICATIONS (9.43%)
Bharti Airtel International, Sr. Unsec. Notes, 5.35%, 05/20/24, 144A	Baa3/BBB-	2,225	2,308,549
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa3/BBB-	1,000	1,216,867
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,924,988
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(c)	B1/NA	500	516,250
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba2/BB-	500	585,000
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba2/BB-	500	538,750
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa2/BBB+	1,500	1,869,935
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(c)	Baa3/BBB-	1,000	1,007,501
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(c)	Baa3/BBB-	1,100	1,106,582
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(c)	Baa3/BBB-	500	517,719
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B1/BB-	1,500	1,515,000
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B1/BB-	1,000	1,155,000
T-Mobile USA, Inc., Co. Gty., 6.25%, 04/01/21(c)	Ba3/BB	935	993,438
T-Mobile USA, Inc., Co. Gty., 6.125%, 01/15/22(c)	Ba3/BB	60	63,675
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23(c)	Ba3/BB	1,325	1,437,625
T-Mobile USA, Inc., Co. Gty., 6.50%, 01/15/24(c)	Ba3/BB	60	64,125
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Ba1/BB+	1,000	1,002,500
Telecom Italia Capital SA, Co. Gty., 7.20%, 07/18/36	Ba1/BB+	250	276,875
Verizon Communications, Inc., Sr. Unsec. Notes, 7.75%, 12/01/30	Baa1/BBB+	1,646	2,257,352
Windstream Corp., Co. Gty., 7.75%, 10/01/21(c)	B1/B	425	464,313

			21,822,044

TRANSPORTATION (5.23%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 07/15/20, 144A	NA/BB+	2,436	2,557,914
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/BBB	250	276,875
British Airways PLC, Pass Through Certs., 5.625%, 12/20/21, 144A	Baa3/BBB	1,394	1,487,960
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BB	225	239,115
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa2/BBB	756	869,678
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa3/BBB-	1,154	1,319,139
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16(e)	WR/NR	339	68,738
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,965,525
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(c)	A3/BBB	864	975,980
Stena AB, Sr. Unsec. Notes, 7.00%, 02/01/24, 144A	B2/BB	1,705	1,815,825
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 08/15/21	NA/BB+	500	520,000

			12,096,749

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
UTILITIES (4.71%)
Avista Corp., 5.95%, 06/01/18	A2/A-	$500	$574,807
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21(c)	Ba2/BB	1,000	1,100,000
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,187,363
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23, 144A(b),(d)	A3/BBB+	2,000	2,040,260
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,166,502
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/BBB+	500	652,230
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	1,250	1,378,125
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16	Baa1/BBB	500	548,531
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,167,309
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	80	96,444

			10,911,571

Total CORPORATE DEBT SECURITIES (Cost of $172,012,048)			198,088,591

ASSET BACKED SECURITIES (2.43%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.534%, 10/19/24, 144A(b)	NR/AA	2,000	1,994,660
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1,
Class A, 0.422%, 05/25/36, 144A(b)	A3/AAA	39	35,920
Dryden XXIV Senior Loan Fund Notes, Class A, CLO, 1.654%, 11/15/23, 144A(b)	Aaa/AAA	2,500	2,501,750
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/01/37(f)	A2/AA	55	53,083
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(f)	Ca/CCC	154	99,402
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	240	253,823
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A	Baa2/BBB	639	685,784

TOTAL ASSET BACKED SECURITIES (Cost of $5,619,039)			5,624,422

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.17%)
CGBAM Commerical Mortgage Trust, Series 2013-BREH, Class D, 3.002%, 05/15/30, 144A(b)	Baa3/NA	1,790	1,800,045
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22, 144A	A1/AA+	2,000	2,019,610
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30, 144A	A3/A-	1,400	1,431,608
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.174%, 05/05/48, 144A(b)	NA/A	735	705,574
Ml-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b)	Ba2/NA	1,000	1,028,202
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.292%, 10/15/30, 144A(b)	NA/A	2,710	2,600,689
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 11/01/41	A2/NA	2,000	2,173,240
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.803%, 08/12/45, 144A(b)	Baa2/NA	210	230,145
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42, 144A	NA/A+	1,634	1,807,060
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A	NA/A	489	489,681

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $14,266,315)			14,285,854

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.64%)
FHLMC Pool # 170128, 11.50%, 06/01/15	Aaa/AA+	—	235
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+	1	857

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	$280	$318,559
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+	1	565
FNMA Pool # 124012, 12.50%, 10/01/15	Aaa/AA+	1	765
FNMA Pool # 303022, 8.00%, 09/01/24	Aaa/AA+	14	15,913
FNMA Pool # 303136, 8.00%, 01/01/25	Aaa/AA+	6	6,575
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	3	3,192
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	2	2,457
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	541	611,329
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	332	372,737
FNMA Pool # 889554, 6.00%, 04/01/38	Aaa/AA+	79	88,816
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	16	16,168
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	15	16,552
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	15	17,591
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	9	9,850

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $1,201,293)			1,482,161

MUNICIPAL BONDS (2.32%)
Commonwealth of Puerto Rico, Series A, GO, 8.00%, 07/01/35	Ba2/BB+	2,100	1,848,231
Municipal Electric Authority of Georgia, Build America Bonds-Taxable- Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	214,176
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	181,504
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/A	1,500	2,212,860
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	755	914,184

TOTAL MUNICIPAL BONDS (Cost of $4,645,263)			5,370,955

		Shares
COMMON STOCK (0.01%)
MEDIA (0.01%)
Quad Graphics, Inc.
		1,617	36,172

Total COMMON STOCK (Cost of $74,496)			36,172

PREFERRED STOCK (1.37%)
CoBank ACB, Series F, 6.250%, 144A
		20,000	2,071,876
Federal Home Loan Mortgage Corp, Series Z, 0.000% (g),(h)
		53,779	586,729
US BANCORP, Series A, 3.500%
		615	511,988

TOTAL PREFERRED STOCK (Cost of $3,868,939)			3,170,593

TOTAL INVESTMENTS (98.53%) (Cost $201,687,393)			228,058,748

OTHER ASSETS AND LIABILITIES (1.47%)			3,391,557

NET ASSETS (100.00%)			$231,450,305

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2014 and may have changed subsequently.
(b)	Variable rate security. Rate disclosed is as of June 30, 2014.
(c)	This security is callable.
(d)	Security is perpetual. Date shown is next call date.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

(e)	Investment was in default as of June 30, 2014.
(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2014.
(g)	Non-income producing security.
(h)	Dividend was discontinued as of September 7, 2008.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2014, these securities amounted to $80,035,158 or 34.58% of net assets.

* Aggregate cost for Federal income tax purposes is $201,687,393.
Gross unrealized appreciation	$28,200,076
Gross unrealized depreciation	(1,828,721)

Net unrealized appreciation	$26,371,355

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of these financial statements.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2014

(unaudited)

A. Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser—and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2014, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as of June 30, 2014.

	Total Market Value at 06/30/14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$198,088,591	$—	$198,088,591	$—
ASSET BACKED SECURITIES	5,624,422	—	5,624,422	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	14,285,854	—	14,285,854	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	1,482,161	—	1,482,161	—
MUNICIPAL BONDS	5,370,955	—	5,370,955	—
COMMON STOCK *	36,172	36,172	—	—
PREFERRED STOCK	3,170,593	3,170,593	—	—
TOTAL INVESTMENTS	$228,058,748	$3,206,765	$224,851,983	$—
*	See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2014 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2014, there were no transfers between Level 1 and 2 for the Fund.

Level 3 investments are categorized with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2014, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	August 27, 2014

By (Signature and Title)*	/s/ Joseph L. Sevely
Joseph L. Sevely, Treasurer
(principal financial officer)

Date	August 27, 2014

*	Print the name and title of each signing officer under his or her signature.